Net Realised Gains on Financial Assets - Summary of Net Realised Gains on Financial Assets (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Realised gains		¥ (83,730)	¥ 17,065	¥ 52,547
Subtotal		12,707	20,344	14,583
Debt securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	7,344	198	1,287
Impairment	[2]	1,621	(1,359)	288
Subtotal		8,965	(1,161)	1,575
Equity securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	23,573	42,867	24,925
Impairment	[2]	(19,831)	(21,362)	(11,917)
Subtotal		¥ 3,742	¥ 21,505	¥ 13,008

[1]	Realised gains were generated mainly from available-for-sale securities.
[2]	During the year ended 31 December 2022, the Group recognised an impairment charge of RMB2,644 million on available-for-sale funds (2021: RMB8 million, 2020: RMB111 million); an impairment charge of RMB15,486 million on available-for-sale stock securities (2021: RMB21,354 million, 2020: RMB11,732 million); an impairment charge of RMB1,701 million on available-for-sale other equity securities (2021: nil, 2020: RMB74 million); an impairment reversal of RMB145 million on available-for-sale debt securities (2021: an impairment reversal of RMB17 million, 2020: an impairment reversal of RMB16 million,); No impairment charge of loans (2021: an impairment charge of RMB1,376 million, 2020:nil), an impairment reversal of RMB1,476 million on loans(2021:nil, 2020: an impairment reversal of RMB275 million) and no impairment charge of held-to-maturity securities (2021: nil, 2020: RMB3 million).